UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment:    ;  Amendment Number:  __
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Botti Brown Asset Management, LLC
Address:  101 California Street, Suite 4350
          San Francisco, CA 94111

Form 13F File Number:    28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Bridget Watkin
Title:    Chief Financial Officer
Phone:    415-675-3300

Signature, Place and Date of Signing:



/s/ Bridget Watkin            San Francisco, CA   July 17, 2008

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          51

Form 13F Information Table Value Total:           786,448 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


NAME OF ISSUER        TITLE  CUSIP      VALUE  SHARES    SH/   PUT INV.  OTH   VOTING AUTH
                      OF                X1000            PRN   /   DISC  ER
                      CLASS                                    CAL .     MGR
                                                               L

***ALLIED WORLD       COMM   G0219G203  5742   144925    SH        SOLE        144925
ASSURANCE CO
***TYCO ELECTRONICS   COMM   G9144P105  27926  779625    SH        SOLE        779625
LTD
***TYCO INTERNATIONAL COMM   G9143X208  33739  842625    SH        SOLE        842625
LTD
ALLIANCE DATA SYSTEM  COMM   18581108   650    11500     SH        SOLE        11500
CORP
AMERICAN EAGLE        COMM   2553E106   26504  1944500   SH        SOLE        1944500
OUTFITTERS INC
AMERICAN FINL GROUP   COMM   25932104   8865   331400    SH        SOLE        331400
INC
AMGEN INC             COMM   31162100   54564  1157000   SH        SOLE        1157000
AVIS BUDGET GROUP INC COMM   53774105   15593  1863000   SH        SOLE        1863000
BROADRIDGE FINANCIAL  COMM   11133T103  23197  1102000   SH        SOLE        1102000
SOLUTIONS
CAL-MAINE FOODS INC   COMM   128030202  14986  454270    SH        SOLE        454270
NEW
CANDELA LASER CORP    COMM   136907102  1633   700980    SH        SOLE        700980
DOLLAR FINL CORP      COMM   256664103  5372   355500    SH        SOLE        355500
DRESS BARN INC        COMM   261570105  17105  1278376   SH        SOLE        1278376
DRYSHIPS INC          COMM   Y2109Q101  6791   84700     SH        SOLE        84700
EMBARQ CORPORATION    COMM   29078E106  50901  1076821   SH        SOLE        1076821
EXELON CORP           COMM   30161N101  39654  440800    SH        SOLE        440800
FIFTH THIRD BANCORP   COMM   316773100  15441  1516800   SH        SOLE        1516800
IAC/INTERACTIVE CORP  COMM   44919P300  17335  899100    SH        SOLE        899100
INTL RECTIFIER CORP   COMM   460254105  8196   426900    SH        SOLE        426900
INVACARE CORP         COMM   461203101  7773   380300    SH        SOLE        380300
JAVO BEVERAGE COMPANY COMM   47189R104  221    302100    SH        SOLE        302100
INC
JOHNSON & JOHNSON COMM   478160104  24070  374100    SH        SOLE        374100
LCA-VISION INC        COMM   501803308  4232   887200    SH        SOLE        887200
MAIDENFORM BRANDS INC COMM   560305104  4319   319900    SH        SOLE        319900
MAXIMUS INC           COMM   577933104  18991  545400    SH        SOLE        545400
MEDIVATION INC        COMM   58501N101  8719   737000    SH        SOLE        737000
MEREDITH CORP         COMM   589433101  17534  619800    SH        SOLE        619800
MI DEVELOPMENTS INC   COMM   55304X104  6077   270200    SH        SOLE        270200
SUB VTG
MICROSTRATEGY INC CL  COMM   594972408  29455  454900    SH        SOLE        454900
A
MIRANT CORP           COMM   60467R100  47206  1205773   SH        SOLE        1205773
NATIONAL CITY CORP    COMM   635405103  14292  2996300   SH        SOLE        2996300
NUTRACEA              COMM   67060N204  365    500000    SH        SOLE        500000
ON SEMICONDUCTOR      COMM   682189105  9883   1077700   SH        SOLE        1077700
ORION MARINE GROUP    COMM   68628V308  7814   552978    SH        SOLE        552978
INC
PLANTRONICS INC NEW   COMM   727493108  8205   367600    SH        SOLE        367600
QWEST COMMUNICATIONS  COMM   749121109  20667  5258900   SH        SOLE        5258900
INTL INC
RADNET INC            COMM   750491102  2762   445418    SH        SOLE        445418
REDWOOD TRUST INC     COMM   758075402  7550   331300    SH        SOLE        331300
REMOTEMDX INC         COMM   75961Q101  287    181500    SH        SOLE        181500
SAVIENT               COMM   80517Q100  11873  469300    SH        SOLE        469300
PHARMACEUTICALS
SONICWALL INC         COMM   835470105  14095  2185201   SH        SOLE        2185201
STEVEN MADDEN LTD     COMM   556269108  14264  776058    SH        SOLE        776058
SYSTEMAX INC          COMM   871851101  898    50900     SH        SOLE        50900
TELUS CORP            NON-   87971M103  21492  511800    SH        SOLE        511800
                      VTG
                      SHS
TENNECO AUTOMOTIVE    COMM   880349105  31984  2363900   SH        SOLE        2363900
INC
TERRESTAR CORPORATION COMM   881451108  3210   806425    SH        SOLE        806425
TORO CO               COMM   891092108  12766  383700    SH        SOLE        383700
TRANS1 INC            COMM   89385X105  5051   335176    SH        SOLE        335176
UNITEDHEALTH GROUP    COMM   91324P102  13939  531000    SH        SOLE        531000
VIROPHARMA INC        COMM   928241108  27974  2529292   SH        SOLE        2529292
WELLPOINT INC         COMM   94973V107  14288  299800    SH        SOLE        299800



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